Annual Operating Expenses - FidelitySustainableLowDurationBondETF-PRO - FidelitySustainableLowDurationBondETF-PRO - Fidelity Sustainable Low Duration Bond ETF - Fidelity Sustainable Low Duration Bond ETF
	Dec. 30, 2023
Operating Expenses:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.20%

[1]	AAdjusted to reflect current fees.